Segment Reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 14 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table presents revenue by major products for the years ended December 31, 2018, 2017 and 2016, respectively.

	For the years ended
	December 31, 2018	December 31, 2017	December 31, 2016

Cutlery	$66,558,851	$62,104,253	$53,206,758
Straws	23,572,926	18,631,276	14,324,897
Cups and plates	37,439,353	33,536,297	27,626,586
Others	11,093,142	9,936,680	7,162,448
Total	$138,664,272	$124,208,506	$102,320,689

The following table presents revenue by geographic areas for the years ended December 31, 2018, 2017 and 2016, respectively.

	For the years ended
	December 31, 2018	December 31, 2017	December 31, 2016
Revenue from United States	$118,307,987	$106,563,934	$92,729,983
Revenue from Europe	6,621,940	6,101,139	3,172,868
Revenue from Canada	1,635,667	1,943,946	982,106
Revenue from China	8,286,146	7,740,720	3,839,176
Revenue from other foreign countries	3,812,532	1,858,767	1,596,556
Total	$138,664,272	$124,208,506	$102,320,689

Long-lived assets of $58,848,571 and $4,271,140 were located in China and the United States, respectively, as of December 31, 2018. Long-lived assets of $56,808,223 and $3,136,106 were located in China and the United States, respectively, as of December 31, 2017.